Pro Forma and Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Real estate securities, available-for-sale	$ 1,861,200	[1],[2],[3]	$ 289,756
Investments in excess mortgage servicing rights at fair value	307,568	[1]	245,036	43,971
Investments in excess mortgage servicing rights, equity method investees, at fair value	358,032	[1]
Investment in consumer loans, equity method investees	192,498	[1]
Residential mortgage loans, held-for-investment	33,060	[1]
Cash and cash equivalents	172,203	[1]
Other assets	7,283	[1]	84
[Assets]	2,931,844	[1]	534,876	43,971
Liabilities
Repurchase agreements	1,467,934	[1]	150,922
Trades Payable	149,181	[1]
Due to affiliate	7,109	[1]	5,136	158
Dividends Payable	44,308	[1]
Accrued expenses and other liabilities	2,276	[1]	462	755
Purchase price payable on investments in excess mortgage servicing rights				3,250
[Liabilities]	1,670,808	[1]	156,520	4,163
Commitments and contingencies		[1]
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,186,279 issued and outstanding at September 30, 2013	2,532	[1]
Additional paid-in capital	1,157,040	[1]	362,830
Retained earnings	85,776	[1]
Newcastle's Equity				39,808
Accumulated other comprehensive income	15,688	[1]	15,526
Total New Residential stockholders' equity	1,261,036	[1]	378,356	39,808
Minority interest in equity of consolidated subsidiaries
Total equity	1,261,036		378,356	39,808
[LiabilitiesAndStockholdersEquity]	2,931,844	[1]	534,876	43,971
Closed Transaction Adjustments
Assets
Real estate securities, available-for-sale	44,435	[4]
Investments in excess mortgage servicing rights at fair value	17,000	[5]
Investments in excess mortgage servicing rights, equity method investees, at fair value	5,900	[6]
Servicer advances receivable	2,723,814	[7]
Cash and cash equivalents	(11,350)	[8]
Restricted Cash	24,385	[9]
[Assets]	2,804,184
Liabilities
Repurchase agreements	259,464	[10]
Trades Payable	(149,181)	[11]
Notes Payable	2,521,803	[12]
[Liabilities]	2,632,086
Commitments and contingencies
Equity
Minority interest in equity of consolidated subsidiaries	172,098	[13]
Total equity	172,098
[LiabilitiesAndStockholdersEquity]	2,804,184
Pending Transaction Adjustments
Assets
Investments in excess mortgage servicing rights at fair value	55,600	[5]
Servicer advances receivable	528,262	[7]
Residential mortgage loans, held-for-investment	158,800	[14]
Restricted Cash	5,266	[9]
[Assets]	747,928
Liabilities
Notes Payable	472,745	[12]
Payable related to pending transaction	240,476	[15]
[Liabilities]	713,221
Commitments and contingencies
Equity
Minority interest in equity of consolidated subsidiaries	34,707	[13]
Total equity	34,707
[LiabilitiesAndStockholdersEquity]	747,928
Pro Forma
Assets
Real estate securities, available-for-sale	1,905,635
Investments in excess mortgage servicing rights at fair value	380,168
Investments in excess mortgage servicing rights, equity method investees, at fair value	363,932
Servicer advances receivable	3,252,076
Investment in consumer loans, equity method investees	192,498
Residential mortgage loans, held-for-investment	191,860
Cash and cash equivalents	160,853
Restricted Cash	29,651
Other assets	7,283
[Assets]	6,483,956
Liabilities
Repurchase agreements	1,727,398
Trades Payable
Notes Payable	2,994,548
Payable related to pending transaction	240,476
Due to affiliate	7,109
Dividends Payable	44,308
Accrued expenses and other liabilities	2,276
[Liabilities]	5,016,115
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,186,279 issued and outstanding at September 30, 2013	2,532
Additional paid-in capital	1,157,040
Retained earnings	85,776
Accumulated other comprehensive income	15,688
Total New Residential stockholders' equity	1,261,036
Minority interest in equity of consolidated subsidiaries	206,805
Total equity	1,467,841
[LiabilitiesAndStockholdersEquity]	$ 6,483,956

[1]	Represents our historical consolidated balance sheet at September 30, 2013.
[2]	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[3]	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[4]	Represents the investments in Non-Agency RMBS and Agency ARM RMBS subsequent to September 30, 2013.
[5]	Represents the commitment to invest $72.6 million in Excess MSRs on portfolios of residential mortgage loans with an aggregate UPB of approximately $32.8 billion. As of December 19, 2013, we have closed on $17.0 million of these investments. The commitment amount is based on the UPB at September 30, 2013. The actual amount invested will be based on the UPB at time of close.
[6]	Represents the additional $5.9 million investment related to Pool 10.
[7]	Represents the investments in servicer advances and the rights to mortgage servicing rights. The commitment amount is based on the UPB at September 30, 2013. The actual amount invested will be based on the UPB at the time of close. The pending transactions are based on current estimates of the balances at the time of close. The actual amount invested may be different based on the servicer advances balance at the time of close.
[8]	Represents adjustments to the cash and cash equivalents balance from the closing of Excess MSR transactions, the investments in and sales of Non-Agency RMBS, the settlement of the trades payable, the increase in repurchase agreements, the notes payable related to Excess MSRS and the net funding of the servicing advances receivable.
[9]	Represents restricted cash related to the financing of the servicing advances receivable.
[10]	Represents the increase in repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS. The increase related to Agency ARM RMBS was approximately $299.6 million. The net decrease related to Non-Agency RMBS was approximately $40.1 million and related to (i) the termination of an existing master repurchase agreement and entering into a new master repurchase agreement subsequent to September 30, 2013 ($71.4 million), (ii) repurchase agreements entered into subsequent to September 30, 2013 related to Non-Agency RMBS purchased or previously held on an unlevered basis ($126.3 million) and (iii) the repayment of repurchase agreements related to Non-Agency RMBS sold subsequent to September 30, 2013 ($237.8 million).
[11]	Represents the settlement of trades payable related to Agency ARM RMBS and Non-Agency RMBS which had not settled on September 30, 2013.
[12]	Represents the notes payable related to Excess MSRs and servicing advances receivable.
[13]	Represents the minority interest of the third party co-investors in the servicer advances transaction. This amount is based on current estimates of the total servicer advances and the actual minority interest may differ.
[14]	Represents the commitment to invested $158.8 million in Excess MSRs on portfolios of residential mortgage loans with an aggregate UPB of approximately $295.7 million.
[15]	Represents the payable related to pending transactions including Excess MSRs, servicing advances receivables and residential mortgage loans.